PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Long-Term Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Derivative financial instruments (notes 6.1 and 6.3)	$ 76	$ 45
Payable from acquisition of financial assets	125	85
Unfavorable contracts	233	92
Income tax payable	185	202
Other	168	187
Other long-term liabilities	1,061	914
ArcelorMittal Texas HBI
Disclosure of detailed information about business combination [line items]
Put option liability	158	181
Sonasid
Disclosure of detailed information about business combination [line items]
Put option liability	116	122
AMSF
Disclosure of detailed information about business combination [line items]
Unfavorable contracts	233	92
Put option liability	0	179
Financial guarantee contracts
Disclosure of detailed information about business combination [line items]
Payable from acquisition of financial assets	$ 52	$ 66